Document and Entity Information	Mar. 29, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001795250
Document Type	8-K
Document Period End Date	Mar. 29, 2023
Entity Registrant Name	MADISON SQUARE GARDEN ENTERTAINMENT CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-39245
Entity Tax Identification Number	84-3755666
Entity Address, Address Line One	Two Pennsylvania Plaza
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10121
City Area Code	(212)
Local Phone Number	465-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock
Trading Symbol	MSGE*
Security Exchange Name	NYSE
Entity Emerging Growth Company	false